Accounts Receivable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable, net

Note 4. Accounts Receivable, net

Accounts receivable, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Accounts receivable, current	$1,383	$2,015
Accounts receivable	-	4
Total accounts receivable	$1,383	$2,019
Less: Allowance for credit losses	$(146)	$(588)
Total accounts receivable, net	$1,237	$1,431

In some contracts with customers, the Company agreed to instalment payments exceeding 12 months. The present value of these contracts is recorded as a receivable as the revenue is recognized in accordance with GAAP, and profit is recognized to the extent the present value is in excess of cost. The present value of long-term receivables is Nil, and the face value is Nil as of September 30, 2025. The present value of long-term receivables was $4 thousand, and the face value was $5 thousand as of December 31, 2024.

The following table sets forth the activity in the Company’s allowance for credit losses (in thousands):

	September 30, 2025	December 31, 2024
Beginning balance	$588	$368
Provision for credit losses	46	540
Write-offs	(488)	(320)
Ending balance	$146	$588

Unbilled revenue as at period ended September 30, 2025 was $47.0 thousand and $113.0 thousand as at year ended December 31, 2024.

Note 4. Accounts Receivable, net

Accounts receivable, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accounts receivable, current	2,008	1,456
Accounts receivable	4	22
Total accounts receivable	2,012	1,478
Less: Allowance for credit losses	(588)	(368)
Total accounts receivable, net	1,424	1,110

In some contracts with customers, the Company agreed to installment payments exceeding 12 months. The present value of these contracts is recorded as a receivable as the revenue is recognized in accordance with GAAP, and profit is recognized to the extent the present value is in excess of cost. The present value of long-term receivables is $4.0 thousand, and the face value is $5.0 thousand as of December 31, 2024. The present value of long-term receivables was $21.7 thousand, and the face value was $32.0 thousand as of December 31, 2023.

The following table sets forth the activity in the Company’s allowance for credit losses (in thousands):

	As of December 31,
	2024	2023
Beginning balance	368	359
Provision for credit losses	540	103
Write-offs	(320)	(94)
Ending balance	588	368

Unbilled revenue for the year ended December 31, 2024 were $113 thousand and $80 thousand for the year ended December 31, 2023.